Trading Liabilities	12 Months Ended
Mar. 31, 2021
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Trading Liabilities
17	TRADING LIABILITIES
Trading liabilities at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Debt instruments “short position”	¥2,002,591	¥1,915,687
Equity instruments “short position”	78,235	102,797

Total trading liabilities	¥2,080,826	¥2,018,484

Trading liabilities include the instruments classified as held for trading. Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.